Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Summary of information about right of use assets

The following table provides information about the Group’s right of use assets:

	2023	2022
	€	€
As of January 1,	432,965	243,251
(Disposals) / Additions	(3,302)	303,734
Depreciation charges	(197,770)	(114,020)
As of December 31,	231,893	432,965

Summary of information about lease lease liabilities

The following table provides information about the Group’s lease liabilities at December 31, 2023:

	2023	2022
	€	€
Office leases	(238,905)	(436,822)
Total lease liability	(238,905)	(436,822)
Current Portion	(195,341)	(187,404)
Non-current Portion	(43,564)	(249,418)

Schedule of Maturities of Lease Liabilities

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2023:

Years ending December 31,	Operating Leases
2024	158,458
2025	96,250
2026	-
Thereafter	-
Total lease payments	254,708
Less: imputed interest	15,803
Total lease liabilities	238,905
Current lease liabilities	195,341
Long-term lease liabilities	43,564